Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,019,598)	$ (903,996)	$ (1,106,962)	$ (1,255,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management		37,500	37,500	240,000
Stock-based compensation -services	2,280,000	43,688	58,250	218,784
Non-cash leases expenses	60,357	265,042
Amortization of debt discount	189,713	3,500	11,026
Change in fair value of derivative liabilities	(23,521)	8,497	4,241
Changes in operating assets and liabilities:
Prepaid expenses	22,770	(23,969)	(20,436)
Other receivable	(180)
Other current assets				(1,763)
Accounts payable and accrued liabilities	212,753	360,973	479,888	209,552
Accrued interest	46,521	41,624	54,796	30,820
Operating lease liabilities	(62,323)	(271,902)
Change of right-of-use assets and lease liabilities			(9,810)	2,056
Net Cash used in Operating Activities	(293,508)	(439,043)	(491,507)	(556,048)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft				28
Proceeds from issuance of common stock		25,000	25,000	400,000
Proceeds from loans payable	103,000	283,150	369,150	40,500
Proceeds from convertible notes	279,400	21,000	28,000	101,241
Repayment of loans payable				(12,500)
Proceed from stock subscription		60,000	60,000
Proceeds from related parties	31,940	148,988	157,828	171,776
Repayment to related parties	(98,047)	(109,950)	(148,552)	(121,196)
Net Cash provided by Financing Activities	316,293	428,188	491,426	579,849
Net change in cash	22,785	(10,855)	(81)	23,801
Cash, beginning of period	41,870	41,951	41,951	18,150
Cash, end of period	64,655	31,096	41,870	41,951
Supplemental cash flow information
Cash paid for interest		166	166
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued for settlement of debt				179,144
Common stock issued for compensation -management		37,500	37,500	240,000
Common stock issued for compensation- services	2,280,000	58,250	$ 58,225	$ 218,784
Derivative liabilities recognized as debt discount	$ 267,566	$ 21,000